Document and Entity Information	Feb. 07, 2024
Document And Entity Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Feb. 07, 2024
Entity Registrant Name	NEW YORK COMMUNITY BANCORP, INC.
Entity Incorporation State Country Code	DE
Entity File Number	1-31565
Entity Tax Identification Number	06-1377322
Entity Address Address Line 1	102 Duffy Avenue
Entity Address City Or Town	Hicksville
Entity Address State Or Province	NY
Entity Address Postal Zip Code	11801
City Area Code	516
Local Phone Number	683-4100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	This Amendment No. 1 to the Current Report on Form 8-K amends Item 7.01 of the Current Report on Form 8-K filed on February 7, 2024 (the “Original Form 8-K”) solely to update the date of the 2024 Annual Meeting of Shareholders of New York Community Bancorp, Inc. (the “Company”), which has been announced by the Company in a press release and is furnished as Exhibit 99.1 to this Amendment No. 1. No other changes have been made to the Original Form 8-K.
Entity Central Index Key	0000910073
Common Stock, $0.01 par value per share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	NYCB
Security Exchange Name	NYSE
Bifurcated Option Note Unit SecuritiES SM [Member]
Document And Entity Information [Line Items]
Security 12b Title	Bifurcated Option Note Unit SecuritiES
Trading Symbol	SM
Security Exchange Name	NYSE
Fixed-to-Floating Rate Series A Noncumulative Perpetual Preferred Stock, $0.01 par value [Member]
Document And Entity Information [Line Items]
Security 12b Title	Fixed-to-Floating Rate Series A Noncumulative Perpetual Preferred Stock, $0.01 par value
Trading Symbol	NYCB PA
Security Exchange Name	NYSE